Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, to be issued under the ARKO Petroleum Corp. 2026 Incentive Compensation Plan
Amount Registered | shares	2,305,555
Proposed Maximum Offering Price per Unit	18.875
Maximum Aggregate Offering Price	$ 43,517,350.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,009.75
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Class A common stock, par value $0.0001 per share (“Class A Common Stock”), of ARKO Petroleum Corp. (the “Registrant”) that become issuable under the ARKO Petroleum Corp. 2026 Incentive Compensation Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of shares of outstanding Class A Common Stock.
(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of a share of Class A Common Stock as reported on the Nasdaq Capital Market on February 27, 2026.
(3)
The Registrant does not have any fee offsets.